Settlements Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Settlements Payable [Abstract]
SETTLEMENTS PAYABLE

NOTE 6 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for initial payment of $12,706, the monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. The amount due at March 31, 2021 and September 30, 2020, was $42,850, and $42,850, respectively. Under the terms of the stipulation and settlement agreement, this debt is in default.

NOTE 7 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for initial payment of $12,706, the monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. The amount due at September 30, 2020, and 2019, was $42,850, and $42,850, respectively. Under the terms of the stipulation and settlement agreement, this debt is in default.

On November 27 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from a legal action by the former Chief Strategy Officer for improper termination. The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 were due starting on January 15, 2019 through December 15, 2019. The Company recorded $600,000 as accrued expense of which $500,000 was expensed during the fiscal year 2018. The balance at September 30, 2020 and 2019 is $0 and $131,724, respectively.

The total settlement payable balance of $42,850, reported on the balance sheet includes the American Express settlement of $42,850 at September 30, 2020. At September 30, 2019, the balance was $174,574, which included the amount due to the former Chief Strategy Officer and related expected payroll taxes of $131,724.